Effect of the Great East Japan Earthquake (Costs and Expenses by Operating Segments and Corporate) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 4,978
Imaging And Solutions
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	4,516
Industrial Products
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	80
Other
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	139
Corporate Assets
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 243